 As filed with the Securities and Exchange Commission on December 11, 1995.
                         File Nos. 33-86102; 811-8852

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                  FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /     /
                                                                     ----
                              Pre-Effective Amendment No.           /     /
                                                                     ----
                              Post-Effective Amendment No. 3        /  X  /
                                                                     ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /     /
                                                                     ----
                               Amendment No. 4                      /  X  /
                                                                     ----
                      (Check appropriate box or boxes.)

                             -------------------

                   JOHN HANCOCK INSTITUTIONAL SERIES TRUST
             ----------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                            101 Huntington Avenue
                      Boston, Massachusetts  02199-7603
                  ------------------------------------------
                   (Address of Principal Executive Offices)

             Registrant's Telephone Number, including Area Code:
                                (617) 375-1700

                             -------------------

                            THOMAS H. DROHAN, ESQ.
                         John Hancock Advisers, Inc.
                            101 Huntington Avenue
                      Boston, Massachusetts  02199-7603
                  -----------------------------------------
                   (Name and Address of Agent for Service)

                             -------------------

     It is proposed that this filing will become effective:
 X   immediately upon filing pursuant to paragraph (b)
---
     on                      (date) pursuant to paragraph (b)
---
     75 days after filing pursuant to paragraph (a) of rule 485
---
     on [date] pursuant to paragraph (a) of rule 485
---


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has elected to register an indefinite number of shares of the Registrant and each series thereof.

                         Page 1 of      total pages.
                        Exhibit index is on page    .

                                                              File Nos. 33-86102
                                                                        811-8852


                        INCORPORATION BY REFERENCE PAGE

        The Cross Reference Sheet, Prospectus and Statement of Additional Information of Registrant (including the unaudited financial statements dated as of June 30, 1995 of several series of Registrant included therein) included in Post-Effective Amendment No. 2 to Registrant's Registration Statement are hereby incorporated by reference into this Post-Effective Amendment No. 3. In addition, the Statement of Assets and Liabilities of John Hancock Berkeley Sector Opportunity Fund dated January 12, 1995 and the Independent Auditors' Report of Deloitte & Touche LLP relating thereto included in Pre-Effective Amendment No. 1 to Registrant's Registration Statement are hereby incorporated by reference into this Post-Effective Amendment No. 3.

                                    PART C.

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements included in the Registration Statement:

                 John Hancock Institutional Series Trust
                 ---------------------------------------

                 John Hancock Independence Diversified Core Equity Fund II
                 ---------------------------------------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).


                 John Hancock Dividend Performers Fund
                 -------------------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).

                 John Hancock Active Bond Fund
                 -----------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).

                 John Hancock Global Bond Fund
                 -----------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).


                 John Hancock Mulit-Sector Growth Fund:
                 --------------------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended
                 June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).


                 John Hancock Fundamental Value Fund
                 -----------------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).


                 John Hancock International Equity Fund
                 --------------------------------------

                 Statement of Assets and Liabilities as of June 30, 1995 (unaudited).
                 Statement of Operations of the period ended June 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended June 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended June 30, 1994 (unaudited).
                 Schedule of Investments as of June 30, 1994 (unaudited).

    (b)  Exhibits:

         The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES


         As of November 30, 1995, the number of record holders of shares of the Registrant was as follows:

                 Title                                       Number of Record Holders
                 -----                                       ------------------------
                 Dividend Performers                                  339
                 Active Bond                                          206
                 Global Bond                                           93
                 Multi-Sector Growth                                  343
                 Fundamental Value                                    248
                 International Equity                                 259
                 Independence Diversified Core Equity II              371
                 Independence Value                                     1
                 Independence Growth                                    1
                 Independence Medium Capitalization                     3
                 Independence Balanced                                  5

ITEM 27.  INDEMNIFICATION

         (a) Under Registrant's Declaration of Trust. Article IV, Section 4.3 of the Registrant's Declaration of Trust contains provisions indemnifying each trustee and each officer of Registrant from liability to the full extent permitted by law, subject to the provisions of the Investment Company Act of 1940, as amended.

         (b) Under the Underwriting Agreement. Under Section 12 of the Distribution Agreement, the principal underwriter has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of the underwriter.

         (c) Under The By-Laws of the John Hancock Mutual Life Insurance Company ("the Company"), John Hancock Funds, Inc. ("JH Funds, Inc.") and John Hancock Advisers, Inc. (the "Adviser"). Section 9a of the By-Laws of the Company provides, in effect, that the Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Company who serves as a director or officer of the Registrant at the direction or request of the Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company. In addition, no such person will be indemnified by the Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

                 Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

                 Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

                 Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

    (d) Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid by the Trust a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

    (e) Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

    (f) Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801- 18048), John Hancock Advisers International, Ltd. (File No. 801-294981), NM Capital Management, Inc. (File No. 801

         -14571) and Sovereign Asset Management Corporation (File No. 801-420231) incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies:
    John Hancock Cash Management Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax- Exempt Income Fund, John Hancock Tax-Exempt Series Fund, John Hancock Technology Series, Inc., John Hancock Limited Term Government Fund, John Hancock World Fund, Freedom Investment Trust, Freedom Investment Trust II, Freedom Investment Trust III, John Hancock Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series, Inc. and John Hancock Tax-Free Bond Fund.


    (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
Edward J. Boudreau, Jr.                         Chairman of                          Chairman and
101 Huntington Avenue                           the Board                            Chief Executive
Boston, Massachusetts                                                                Officer

Foster L. Aborn                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                             Director                             None
53 State Street
Boston, Massachusetts

Robert H. Watts                                 Director                             None
101 Huntington Avenue
Boston, Massachusetts

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
C. Troy Shaver, Jr.                             President, Chief                     None
101 Huntington Avenue                           Executive Officer
Boston, Massachusetts                           and Director

Stephen W. Blair                                Executive Vice                       None
101 Huntington Avenue                           President
Boston, Massachusetts

James V. Bowhers                                Executive Vice                       None
101 Huntington Avenue                           President
Boston, Massachusetts

James W. McLaughlin                             Senior Vice President                None
101 Huntington Avenue                           and Chief Financial
Boston, Massachusetts                           Officer

Thomas H. Drohan                                Senior Vice                          Senior Vice
101 Huntington Avenue                           President                            President and
Boston, Massachusetts                                                                Secretary

David A. King                                   Director and Senior                  None
101 Huntington Avenue                           Vice President
Boston, Massachusetts

James B. Little                                 Senior Vice                          Senior Vice
101 Huntington Avenue                           President                            President and
Boston, Massachusetts                                                                Chief
                                                                                     Financial Officer

John A. Morin                                   Vice President                       Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                                 Vice President                       Vice President,
101 Huntington Avenue                           and Secretary                        Assistant Secretary
Boston, Massachusetts                                                                and Compliance
                                                                                     Officer

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
William S. Nichols                              Senior Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Michael T. Carpenter                            Senior Vice President                None
1000 Louisiana Street
Houston, Texas

Christopher M. Meyer                            Treasurer                            None
101 Huntington Avenue
Boston, Massachusetts

Robert G. Freedman                              Director                             Vice Chairman
101 Huntington Avenue                                                                and Chief Investment
Boston, Massachusetts                                                                Officer

Stephen L. Brown                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                             Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                             Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
John Goldsmith                                  Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

         (c)     None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199- 7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

ITEM 31.  MANAGEMENT SERVICES

         The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

ITEM 32.  UNDERTAKINGS

         The Registrant undertakes:

    (a) not applicable;

    (b) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Trust's 1933 Act registration statement;

    (c) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge; and

    (d) if requested to do so by holders of at least 10% of the outstanding shares of the Registrant, to call and hold a meeting of shareholders of the Registrant for the purpose of voting upon the question of removal of a trustee or trustees and to assist shareholders in the communication with other shareholders.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 11th day of December 1995.

                                  JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                  By:                    *
                                           -------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman


         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                             Title                                 Date
             ---------                             -----                                 ----
              *                                   Chairman
---------------------------            (Principal Executive Officer)
Edward J. Boudreau, Jr.

                                      Senior Vice President and Chief
                                        Financial Officer (Principal
/s/ James B. Little                  Financial and Accounting Officer)            December 11, 1995
---------------------------
James B. Little

              *
---------------------------                       Trustee

Thomas W. L. Cameron

              *
---------------------------                       Trustee
James F. Carlin

              *
---------------------------                       Trustee
William H. Cunningham

              *
---------------------------                       Trustee
Charles F. Fretz

              *
---------------------------                       Trustee
Harold R. Hiser, Jr.

              *
---------------------------                       Trustee
Charles L. Ladner

              *
---------------------------                       Trustee
Leo E. Linbeck, Jr.

              *
---------------------------                       Trustee
Patricia P. McCarter

              *
---------------------------                       Trustee
Steven R. Pruchansky

              *
---------------------------                       Trustee
Richard S. Scipione

              *
---------------------------                       Trustee
Norman H. Smith

              *
---------------------------                       Trustee
John P. Toolan


*By:
/s/Thomas H. Drohan                                                               December 11, 1995
---------------------------
   Thomas H. Drohan
   (Attorney-in-Fact)

                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------

                                 EXHIBIT INDEX
                                 -------------
EXHIBIT NO.              EXHIBIT DESCRIPTION                            PAGE NUMBER
-----------              -------------------                            -----------
1               Declaration of Trust dated October 31, 1994.*

1a              Instrument Changing Names of Series of Shares of
                Trust, Increasing the Number of Trustees and Appointing
                Individuals to Fill the Vacancies, and Establishing
                New Series *

2               Amended and Restated By-Laws dated December 19, 1994.*

3               None

4 Specimen share certificates for each series of the Registrant.*

5 Investment Management Contracts between the Registrant on behalf of John Hancock Berkeley Bond Fund, John
                Hancock Berkeley Sector Opportunity Fund, John Hancock
                Independence Diversified Core Equity Fund II, John
                Hancock Berkeley Dividend Performers Fund, John Hancock
                Berkeley Global Bond Fund, John Hancock Independence
                Balanced Fund, John Hancock Berkeley Fundamental Value
                Fund, John Hancock Berkeley Overseas Growth Fund.*

5.1             Sub-Investment Management Contracts among the
                Registrant on behalf of  John Hancock Independence
                Diversified Core Equity Fund II and John Hancock
                Independence Balanced Fund, John Hancock Advisers,
                Inc., and Independence Investment Associates, Inc.*

5.2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Dividend Performers
                Fund, John Hancock Advisers, Inc., and Sovereign Asset
                Management Corporation.*

5.3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock Berkeley Overseas Growth
                Fund, John Hancock Advisers, Inc., and John Hancock
                Advisers International, Ltd.*

5.4 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Fundamental Value
                Fund, John Hancock Advisers, Inc., and NM Capital
                Management, Inc.*

6               Distribution Agreement between the Registrant and John
                Hancock Funds, Inc. dated January 30, 1995.*

7               None

EXHIBIT NO.              EXHIBIT DESCRIPTION                            PAGE NUMBER
-----------              -------------------                            -----------
8               Master Custodian Agreement between John Hancock Mutual
                Funds and Investors Bank and Trust Company. *

8.1             Master Custodian Agreement between John Hancock Mutual
                Funds and State Street Bank and Trust Company.*

8.2             Amendment to Master Custodian Agreement between
                Registrant on behalf of John Hancock Berkeley Global
                Bond Fund and John Hancock Berkeley Overseas Growth
                Fund and State Street Bank and Trust Company.*

8.3             Amendment to Master Custodian Agreement between
                Registrant on behalf of John Hancock Berkeley Dividend
                Performers Fund, John Hancock Berkeley Bond Fund, John
                Hancock Berkeley Fundamental Value Fund, John Hancock
                Berkeley Sector Opportunity Fund, John Hancock
                Independence Diversified Core Equity Fund II, John
                Hancock Independence Value Fund, John Hancock
                Independence Growth Fund, John Hancock Independence
                Medium Capitalization Fund and John Hancock
                Independence Balanced Fund and Investors Bank and Trust
                Company.*

9               Transfer Agency  and Service Agreement between the
                Registrant and John Hancock Investors Services
                Corporation dated January 30, 1995.*

10              Legal Opinion with respect to the Registrant.*

11              Auditor's Consent from Deloitte & Touche LLP +

12 Financial Statements of the Registrant for the period ended June 30, 1995 included in Parts A and B.*

13              Subscription agreement between Registrant and John
                Hancock Advisers, Inc. dated January 12, 1995.*

14              None

15              None

16              None

17              Powers of Attorney*

27.1            Multi-Sector Growth
27.2            International Equity
27.3            Div Core II

                * Previously filed with Registration Statement and/or
                  post-effective amendments and incorporated by reference herein.

                + Filed herewith.

EXHIBIT NO.              EXHIBIT DESCRIPTION                 PAGE NUMBER
-----------              -------------------                 -----------
27.4            Div Perf
27.5            Active Bond
27.6            Global Bond
27.7            Fund Value